Provisions for liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Provisions for Liabilities and Charges
The movements in 2019 and 2018 were as follows:

	Property £m	Other £m	Total £m
1 January 2018	52.6	176.4	229.0
Charged to the income statement 1	72.1	13.9	86.0
Acquisitions 2	0.5	8.3	8.8
Utilised	(5.7)	(20.1)	(25.8)
Released to the income statement	(5.7)	(4.6)	(10.3)
Other movements	2.0	10.9	12.9
Exchange adjustments	2.9	8.2	11.1
31 December 2018	118.7	193.0	311.7
Charged to the income statement	39.5	7.6	47.1
Acquisitions 2	–	0.7	0.7
Utilised	(1.2)	(12.2)	(13.4)
Released to the income statement	(10.3)	(6.9)	(17.2)
Other movements 3	(58.4)	9.2	(49.2)
Transfer to disposal group classified as held for sale	(6.2)	(18.4)	(24.6)
Exchange adjustments	(0.6)	(6.7)	(7.3)
31 December 2019	81.5	166.3	247.8

Notes
1	Amounts charged to the income statement in 2018 include £50.6 million in regard to transformation costs with respect to the strategic initiative of co-locations in major cities.
2
Acquisitions include £0.7 million (2018: £8.4 million) of provisions arising from revisions to fair value adjustments related to the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.

3
Other movements include transfers of property provisions related to property leases which are now recognised in the right-of-use assets, increases of certain property-related liabilities and certain long-term employee benefits.